Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Assets and Liabilities Disclosure [Abstract]
Schedule of Regulatory Assets
Regulatory assets and regulatory liabilities are included in other assets and other long-term liabilities, respectively, in the accompanying combined balance sheets.

	As of December 31,
	2017	2016
	(Thousands)
Regulatory assets:
Deferred taxes (a)	$13,076	$13,901
Other recoverable costs (b)	4,754	5,013
Total regulatory assets	$17,830	$18,914

Regulatory liabilities:
Deferred taxes (a)	$10,488	$—
On-going post-retirement benefits other than pensions (c)	7,724	6,744
Other reimbursable costs	860	715
Total regulatory liabilities	$19,072	$7,459

(a)
The regulatory asset for deferred taxes primarily related to deferred income taxes recoverable through future rates on a historical deferred tax position and the equity component of AFUDC. The regulatory liability for deferred taxes relates to a revaluation of the historical difference between the regulatory and tax bases of regulated property, plant and equipment. EQM expects to recover the amortization of the deferred tax positions ratably over the corresponding life of the underlying assets that created the differences. Taxes on the equity component of AFUDC and the offsetting deferred income taxes will be collected through rates over the depreciable lives of the long-lived assets to which they relate.

(b)	Regulatory assets associated with other recoverable costs primarily related to the costs associated with the pension termination discussed in Note 14.

(c)
EQM defers expenses for on-going post-retirement benefits other than pensions which are subject to recovery in approved rates. The regulatory liability reflects lower cumulative actuarial expenses than the amounts recovered through rates.

Schedule of Regulatory Liabilities
Regulatory assets and regulatory liabilities are included in other assets and other long-term liabilities, respectively, in the accompanying combined balance sheets.

	As of December 31,
	2017	2016
	(Thousands)
Regulatory assets:
Deferred taxes (a)	$13,076	$13,901
Other recoverable costs (b)	4,754	5,013
Total regulatory assets	$17,830	$18,914

Regulatory liabilities:
Deferred taxes (a)	$10,488	$—
On-going post-retirement benefits other than pensions (c)	7,724	6,744
Other reimbursable costs	860	715
Total regulatory liabilities	$19,072	$7,459

(a)
The regulatory asset for deferred taxes primarily related to deferred income taxes recoverable through future rates on a historical deferred tax position and the equity component of AFUDC. The regulatory liability for deferred taxes relates to a revaluation of the historical difference between the regulatory and tax bases of regulated property, plant and equipment. EQM expects to recover the amortization of the deferred tax positions ratably over the corresponding life of the underlying assets that created the differences. Taxes on the equity component of AFUDC and the offsetting deferred income taxes will be collected through rates over the depreciable lives of the long-lived assets to which they relate.

(b)	Regulatory assets associated with other recoverable costs primarily related to the costs associated with the pension termination discussed in Note 14.

(c)
EQM defers expenses for on-going post-retirement benefits other than pensions which are subject to recovery in approved rates. The regulatory liability reflects lower cumulative actuarial expenses than the amounts recovered through rates.